ENTERPRISE WIDE DISCLOSURE (Details - Revenue by regions) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,894,128	$ 98,730	$ 4,220,776	$ 223,100
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,151,434	91,230	3,202,451	209,350
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	538,694	0	712,225	0
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	204,000	7,500	304,850	13,750
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 1,250	$ 0